25. EMPLOYEES BENEFITS PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Pension And Other Postemployment Plans Tables Abstract
Schedule of pension plans for its employees and executives
Plan	Modality	Adhesions

Plan I	Defined Benefit	Closed
Plan II	Defined Benefit	Closed
Plan III	Defined Contribution	Open
FAF	Defined Benefit	Closed

Schedule of assets and actuarial liabilities
	FAF		Plan I and II
	12.31.18	12.31.17	12.31.18	12.31.17
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	2,498.6	2,275.9	17.4	16.0
Fair value of assets	(3,193.9)	(3,077.4)	(27.8)	(26.7)
(Surplus) Deficit	(695.3)	(801.5)	(10.4)	(10.7)
Irrecoverable surplus - (asset ceiling)	695.4	801.5	8.5	8.5
Net actuarial (assets) liabilities	0.1	-	(1.9)	(2.2)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	801.5	838.3	8.5	8.1
Interest on irrecoverable surplus	78.1	93.9	0.8	0.9
Changes in irrecoverable surplus during the year	(184.2)	(130.7)	(0.8)	(0.5)
Ending balance of irrecoverable surplus	695.4	801.5	8.5	8.5

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	2,275.9	2,000.3	16.0	15.2
Interest on actuarial obligations	215.4	217.3	1.5	1.6
Current service cost	28.0	26.8	-	-
Benefit paid	(129.1)	(117.5)	(1.3)	(1.5)
Actuarial losses - experience	36.0	(48.7)	0.8	(0.6)
Actuarial losses - hypothesis	72.4	197.6	0.4	1.2
Ending balance of actuarial liabilities	2,498.6	2,275.8	17.4	15.9

Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(3,077.4)	(2,838.7)	(26.7)	(26.5)
Interest income on assets plan	(293.5)	(311.2)	(2.5)	(2.9)
Benefit paid	129.1	117.5	1.3	1.5
Return on assets higher (lower) than projection	47.9	(45.0)	0.1	1.2
Ending balance of fair value assets	(3,193.9)	(3,077.4)	(27.8)	(26.7)

Rollforward of comprehensive income
Beginning balance	26.8	23.3	(1.3)	(2.1)
Reversal to accumulated losses	(26.8)	(23.3)	1.3	2.1
Actuarial gains (losses)	(108.4)	(148.9)	(1.2)	(0.6)
Return on assets higher (lower) than projection	(47.9)	45.0	(0.1)	(1.2)
Changes on irrecoverable surplus	184.2	130.7	0.8	0.5
Ending balance of comprehensive income	27.9	26.8	(0.5)	(1.3)

Costs recognized in statement of income
Current service costs	(28.0)	(26.8)	-	-
Interest on actuarial obligations	(215.4)	(217.3)	(1.5)	(1.6)
Projected return on assets	293.5	311.2	2.5	2.9
Interest on irrecoverable surplus	(78.1)	(93.9)	(0.8)	(0.9)
Costs recognized in statement of income	(28.0)	(26.8)	0.2	0.4

Estimated costs for the next year
Costs of defined benefit	(28.2)	(28.0)	0.2	0.2
Estimated costs for the next year	(28.2)	(28.0)	0.2	0.2

Schedule of actuarial assumptions and demographic data
	FAF		Plan I e II
	12.31.18	12.31.17	12.31.18	12.31.17
Actuarial assumptions
Economic hypothesis
Discount rate	9.22%	9.74%	9.19%	9.72%
Inflation rate	4.00%	4.25%	4.00%	4.25%
Wage growth rate	4.68%	4.93%	N/A	N/A

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled mortality	RRB-1983	RRB-1983	RRB-1983	RRB-1983

Demographic data
Number of active participants	7,137	7,924	-	-
Number of participants in direct proportional benefit	30	10	-	-
Number of assisted beneficiary participants	6,498	6,233	51	51

Schedule of composition of the investment portfolio
	FAF				Plans I and II
	12.31.18		12.31.17		12.31.18		12.31.17
Composition of the fund's portfolio
Fixed income	2,306.7	72.2%	2,238.1	72.7%	24.0	86.4%	23.1	86.4%
Variable income	362.5	11.3%	363.6	11.8%	2.3	8.1%	2.5	9.3%
Real estate	271.2	8.5%	197.7	6.4%	-	-	-	-
Structured investments	233.5	7.3%	257.5	8.4%	1.5	5.3%	1.1	4.1%
Transactions with participants	20.1	0.7%	20.4	0.7%	0.1	0.2%	-	0.2%
	3,194.0	100.0%	3,077.3	100.0%	27.9	100.0%	26.7	100.0%

% of nominal return on assets	9.36%		10.90%		7.50%		8.92%

Schedule of expected benefit payments and average terms of plan obligations
	FAF	Plans I and II

2019	141.4	1.3
2020	150.6	1.4
2021	161.8	1.4
2022	172.6	1.4
2023	183.3	1.5
2024 onwards	1,093.7	8.1

Weighted average duration - in years	12.49	10.37

Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan
	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities (1)	Average rate	Actuarial liabilities (1)

Benefit plan - FAF
Discount rate	9.22%	10.22%	(263.1)	8.22%	321.7
Wage growth rate	4.68%	5.68%	79.9	3.68%	(54.8)

(1) Variation of actuarial liabilities

Schedule of description and characteristics of benefits and associated risks
	Liabilities
	12.31.18	12.31.17
Medical assistance	149.0	132.8
F.G.T.S. Penalty (1)	167.6	161.3
Award for length of service	55.1	49.3
Other	96.4	84.8
	468.1	428.2

Current	94.7	85.2
Non-current	373.4	343.1

Schedule of liabilities related to other benefits
	Consolidated
	Medical plan		F.G.T.S. penalty		Award for length of service			Others (1)
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17		12.31.18	12.31.17
Composition of actuarial liabilities
Present value of actuarial liabilities	149.0	132.8	167.6	161.3	55.1	49.3		96.4	84.8
Net actuarial liabilities	149.0	132.8	167.6	161.3	55.1	49.3		96.4	84.8

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	132.8	112.3	161.3	137.2	49.3	52.0		84.8	82.1
Interest on actuarial liabilities	12.7	12.3	12.2	13.2	4.0	5.1		2.5	2.9
Current service costs	0.2	0.2	6.5	6.0	2.1	2.1		0.8	0.9
Past service costs - changes in plan	-	2.9	-	-	-	-		-	-
Benefits paid directly by the Company	(6.6)	(1.1)	(20.1)	(16.6)	(9.7)	(9.5)		(6.7)	(4.1)
Present value of actuarial liabilities calculated in 2018	-	-	-	-	-	-		10.2	-
Actuarial (gains) losses - experience	5.4	(5.1)	10.7	14.8	9.6	-		4.9	2.0
Actuarial (gains) losses - demographic hypothesis	-	(2.4)	(5.9)	(4.3)	(0.7)	(1.8)		(0.9)	(0.8)
Actuarial losses - economic hypothesis	4.4	13.7	2.8	11.1	0.6	1.4		0.9	1.7
Ending balance of liabilities	148.9	132.8	167.5	161.4	55.2	49.3	#	96.5	84.7

Rollforward of fair value assets
Benefits paid directly by the Company	6.6	1.1	20.1	16.6	9.7	9.5		6.7	4.1
Contributions of the sponsor	(6.6)	(1.1)	(20.1)	(16.6)	(9.7)	(9.5)		(6.7)	(4.1)
Ending balance of fair value of assets	-	-	-	-	-	-		-	-

Rollforward of comprehensive income
Beginning balance	(37.4)	(31.2)	(86.5)	(64.9)	(37.5)	(38.0)		(16.0)	(12.9)
Actuarial gains (losses)	(9.8)	(6.2)	(7.6)	(21.6)	(9.4)	0.5		(4.8)	(3.0)
Ending balance of comprehensive income	(47.2)	(37.4)	(94.1)	(86.5)	(46.9)	(37.5)		(20.8)	(15.9)

Costs recognized in statement of income
Interest on actuarial liabilities	(12.7)	(12.3)	(12.2)	(13.2)	(4.0)	(5.1)		(2.5)	(2.9)
Current service costs	(0.2)	(0.2)	(6.5)	(6.0)	(2.1)	(2.1)		(0.8)	(0.9)
Past service costs	-	(2.9)	-	-	-	-		-	-
Cost recognized in statement of income	(12.9)	(15.4)	(18.7)	(19.2)	(6.1)	(7.2)		(3.3)	(3.8)

Estimated costs for the next year
Current service costs	-	(0.2)	(6.5)	(6.5)	(2.6)	(2.1)		(8.1)	(0.8)
Interest on actuarial liabilities	(13.5)	(12.7)	(11.8)	(12.2)	(4.4)	(4.0)		(4.2)	(2.5)
Estimated costs for the next year	(13.5)	(12.9)	(18.3)	(18.7)	(7.0)	(6.1)		(12.3)	(3.3)

Schedule of actuarial assumptions and demographic data
	Medical plan		F.G.T.S. penalty		Others (1)
Actuarial assumptions	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17

Economic hypothesis
Discount rate	9.26%	9.76%	8.76%	9.30%	8.76%	9.30%
Inflation rate	4.00%	4.25%	4.00%	4.25%	4.00%	4.25%
Medical inflation	7.12%	7.38%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	5.18%	4.25%	5.18%	4.25%
F.G.T.S. balance growth	N/A	N/A	4.00%	4.00%	N/A	N/A

	Medical plan		F.G.T.S. penalty
Actuarial assumptions	12.31.18	12.31.17	12.31.18	12.31.17

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled	N/A	N/A	RRB-44	RRB-44
Schedule of turnover - BRF's historical	2,018	2,017	2,018	2,017
Demoraphic data
Number of active participants	1,141	1,287	83,966	86,817
Number of assisted beneficiary participants	609	643	-	-

(1) Includes retirement compensation and life insurance benefits.

Schedule of expected benefit payments for future
Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Others	Total

2019	6.5	64.9	10.6	12.8	94.8
2020	7.1	15.3	8.9	7.6	38.9
2021	7.7	17.0	8.9	8.8	42.4
2022	8.4	15.8	6.5	8.2	38.9
2023	9.1	18.5	7.2	8.9	43.7
2024 to 2028	58.7	81.6	34.4	49.7	224.4

Weighted average duration - in years	14.00	3.78	4.26	8.25	6.71

Schedule of sensitivity analysis of post-employment plans
	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities (1)	Average (%)	Actuarial liabilities (1)

Medical plan
Discount rate	9.26%	10.26%	(17.0)	8.26%	20.7
Medical inflation	7.12%	8.12%	20.3	6.12%	(17.0)

F.G.T.S. penalty
Discount rate	8.76%	9.76%	(5.5)	7.76%	6.1
Wage growth rate	5.18%	6.18%	1.0	4.18%	(0.9)
Turnover	Historical	+3%	(18.9)	-3%	25.8

(1) Variation of actuarial liabilities